UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22178

Davlin Philanthropic Funds

(Exact Name of Registrant as Specified in Charter)

44 River Road, Suite A

Wayland, MA  01778

(Address of Principal Executive Offices)  (Zip Code)

William E.B. Davlin

Davlin Philanthropic Funds

44 River Road, Suite A

Wayland, MA  01778

(Name and Address of Agent for Service)

With copy to:

JoAnn M. Strasser

 Thompson Hine LLP

312 Walnut Street, 14th Floor

 Cincinnati, Ohio  45202

Registrant’s Telephone Number, including Area Code:  508-276-1705

Date of fiscal year end: March 31

Date of reporting period: December 31, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

	The Davlin Philanthropic Fund
	Schedule of Investments
	December 31, 2014 (Unaudited)

Shares		Value

COMMON STOCKS - 83.50%

Agricultural Chemicals - 2.11%
850	CF Industries Holdings, Inc.	$ 231,659

Bottled & Canned Soft Drinks - 1.38%
1,400	Monster Beverage Corp. *	151,690

Communication Services, NEC - 1.21%
18,500	RRSat Global Communications Network Ltd. (Israel) *	133,200

Computer & Office Equipment - .58%
1,600	Hewlett-Packard Co.	64,208

Concrete, Gypsum & Plaster Products - 0.20%
800	Monarch Cement Co. *	21,600

Cookies & Crackers - 0.79%
800	J&J Snack Food Corp.	87,016

Drilling Oil & Gas Wells - .80%
5,000	Noble Corp.	82,850
1,666	Paragon Offshore Plc.	4,615
		87,465
Engines & Turbines - 1.84%
1,400	Cummins, Inc.	201,838

Fats & Oils - 0.76%
7,900	Omega Protein Corp. *	83,503

Finance Lessors - 0.57%
1,300	CIT Group, Inc.	62,179

Fire, Marine & Casualty Insurance - 5.55%
1,800	ACE Ltd. (Switzerland)	206,784
285	Fairfax Financial Holdings Ltd. (Canada)	149,340
500	Montpelier RE Holdings Ltd. (Bermuda)	17,910
2,200	Safety Insurance Group, Inc.	140,822
900	Travelers Co., Inc.	95,265
		610,121
Hospital & Medical Service Plans - 1.64%
2,200	Wellcare Health Plans, Inc. *	180,532

Hotels & Motels - .21%
3,700	Red Lion Hotels Corp. *	23,458

Household Audio & Video Equipment - 1.58%
18,900	Skullcandy, Inc. *	173,691

Industrial Inorganic Chemicals - 0.87%
4,000	Tronox, Ltd. Class A F	95,520

Industrial Instruments For Measurement - 0.45%
1,200	Cognex Corp. *	49,596

Investment Advise - 2.73%
1,800	Franklin Resources, Inc.	99,666
3,500	Legg Mason, Inc.	186,795
1,000	Manning & Napier, Inc. Class A	13,820
		300,281
Leather & Leather Products - 1.30%
7,000	Vera Bradley, Inc. *	142,660

Meat Packing Plants - 2.10%
1,000	Leucadia National Corp.	22,420
55	Seaboard Corp. *	230,887
		253,307
Miscellaneous Manufacturing Industries - 1.27%
3,000	Hillenbrand, Inc.	103,500
1,100	Oil-Dri Corp. of America	35,893
		139,393
Miscellaneous Transportation Equipment - 1.03%
3,200	Arctic Cat, Inc.	113,600

Motor Vehicle Parts & Accessories - 3.11%
800	Delphi Automotive PLC	58,176
4,800	Fuel Systems Solutions, Inc. *	52,512
2,800	Strattec Security Corp.	231,224
		341,912
Motor Vehicles & Passenger Car Bodies - 2.72%
2,380	Toyota Motor Corp. ADR (Japan)	298,642

National Commercial Banks - 3.45%
1,500	Citigroup, Inc.	81,165
3,800	JPMorgan Chase & Co.	237,804
1,100	Wells Fargo & Co.	60,302
		379,271
Oil & Natural Gas - 3.97%
1,400	Marathon Petroleum Corp.	126,364
2,050	Phillips 66	146,985
3,300	Valero Energy Corp.	163,350
		436,699
Patent Owners & Lessors - 0.75%
6,000	RPX Corp. *	82,680

Plastic Products - 0.13%
1,000	Core Molding Technologies, Inc. *	14,000

Primary Production of Aluminum - 0.78%
1,200	Kaiser Aluminum Corp.	85,716

Private Equity Firm - 0.38%
4,300	MVC Capital, Inc.	42,269

Retail-Auto Dealers & Gasoline Stations - 3.00%
1,866	CST Brands, Inc.	81,376
19,200	West Marine, Inc. *	248,064
		329,440
Retail-Drug Stores & Products - 2.15%
31,400	Rite Aid Corp. *	236,128

Retail-Eating Places - 4.41%
4,100	Nathans Famous, Inc. *	328,000
22,900	Ruby Tuesday, Inc. *	156,636
		484,636
Retail-Family Clothing Stores - 1.63%
12,900	American Eagle Outfitters, Inc.	179,052

Retail-Grocery Stores - 3.05%
11,200	Village Super Market, Inc. Class-A	306,544
600	Weis Markets, Inc.	28,692
		335,236
Retail-Home Funiture, Furnishings & Equipment Stores - 1.66%
2,400	Bed Bath & Beyond, Inc. *	182,808

Rolling Drawing & Extruding of Nonferrous Metals - 0.46%
2,000	RTI International Metals, Inc. *	50,520

Savings Institution, Federally Chartered - 2.09%
1,200	People's United Financial, Inc.	18,216
9,800	Territorial Bancorp, Inc.	211,190
		229,406
Search, Detection, Navigation, Guidance, Aeronautical Systems - 0.34%
700	Garmin Ltd. (Switzerland)	36,981

Security Brokers, Dealers & Flotation Companies - 4.49%
2,200	Gamco Investors, Inc.	195,668
11,100	JMP Group, Inc.	84,582
5,500	Morgan Stanley	213,400
		493,650
Services-Amusement & Recreation Services - 0.48%
63,200	Dover Downs Gaming & Entertainment, Inc. *	52,456

Services-Equipment Rental & Leasing - 4.24%
12,000	AerCap Holdings N.V. (Netherlands) *	465,840

Services-Medical Laboratories - 0.73%
1,200	Quest Diagnostics, Inc.	80,472

Services-Prepackaged Software - .21%
500	Microsoft Corp.	23,225

Sporting & Athletic Goods, NEC - 0.68%
9,700	Callaway Golf Co.	74,690

State Commercial Banks - 4.14%
4,100	Bank of NY Mellon Corp.	166,337
2,700	Citizens Financial Group, Inc.	67,122
8,000	Glacier Bancorp, Inc.	222,160
		455,619
Sugar & Confectionery Products - 2.57%
6,200	John B Sanfilipo & Sons, Inc.	282,100

Water, Sewer, Pipeline, Comm & Power Line Construction - 0.61%
3,600	Aegion Corp. *	66,996

Water Transportation - 1.61%
5,450	Tidewater, Inc.	176,635

Wholesale-Computer Peripheral Equipment & Software - 0.51%
1,400	ScanSource, Inc. *	56,224

TOTAL FOR COMMON STOCKS (Cost $5,688,328) - 83.50%		$ 9,179,820

EXCHANGE TRADED FUNDS - 4.69%
720	ETFS Platinum Trust *	84,276
12,933	Global X Uranium ETF	146,790
2,000	iShares MSCI Turkey Index Fund	108,620
3,800	ProShares Ultrashort 20+ Year Treasury *	176,282

TOTAL FOR EXCHANGE TRADED FUNDS (Cost $703,831) - 4.69%		$ 515,968

PREFERRED STOCK - 0.53%
800	Red Lion Hotels PFD 9.50%, 2/19/44	20,520
375	Southern California Edison Co. PFD 5.349% **	37,969

TOTAL PREFERRED STOCK (Cost $57,552) - 0.53%		$ 58,489

REAL ESTATE INVESTMENT TRUST - 3.77%
9,200	Chatham Lodging Trust	266,524
12,100	Franklin Street Properties Corp.	148,467

TOTAL REAL ESTATE INVESTMENT TRUST (Cost $255,550) - 3.77%		$ 414,991

SHORT TERM INVESTMENTS - 7.32%
804,902	Fidelity Institutional Money Market Portfolio 0.11% ** (Cost $804,902)	804,902

TOTAL INVESTMENTS (Cost $7,510,163) - 99.82%		$ 10,974,170

OTHER ASSETS LESS LIABILITIES 0.18%		20,096

NET ASSETS - 100.00%		$ 10,994,266

ADR - American Depository Receipt.
* Non-income producing security during the period
** Variable rate security: the coupon rate shown represents the yield at December 31, 2014.

NOTES TO FINANCIAL STATEMENTS
THE DAVLIN PHILANTHROPIC FUND
1. SECURITY TRANSACTIONS

At December 31, 2014, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $7,510,163 amounted to $3,519,099, which consisted of aggregate gross unrealized appreciation of $3,926,433 and aggregate gross unrealized depreciation of $407,334.

2. SECURITY VALUATIONS

Portfolio securities that are listed on national securities exchanges or the NASDAQ National Market System are valued at the last sale price as of 4:00 p.m. Eastern time, or in the absence of recorded sales, at the readily available closing bid price on such exchanges or such System.   Unlisted securities that are not included in such System are valued at the quoted bid price in the over-the-counter-market.   Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Advisor under procedures established by and under the general supervision and responsibility of the Fund's Board of Directors.  Short-term investments are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing the values as of the 61st day prior to maturity, if their original term to maturity exceeded 60 days.

As required by the fair value topic of the FASB Accounting Standards Codification, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The topic also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability.  The three-tier hierarchy of inputs is summarized below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Fund’s assets measured at fair value as of December 31, 2014:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$9,179,820	$0	$0	$9,179,820
Real Estate Investment Trust	$414,991			$414,991
Exchange Traded Funds	$515,968	$0	$0	$515,968
Preferred Stocks	$58,489			$58,489
Cash Equivalents	$804,902	$0	$0	$804,902
Total	$10,974,170	$0	$0	$10,974,170

ITEM 2. CONTROLS AND PROCEDURES.

      (a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

      (b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Davlin Philanthropic Funds

By /s/William E.B. Davlin

 William E.B. Davlin

 Trustee, President and Principal Executive Officer

Date: February 26, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/William E.B. Davlin

William E.B. Davlin

Trustee, President and Principal Executive Officer

Date February 26, 2015